INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$32	$11	$(112)
Deferred (expense) benefit	(420)	(203)	739
Total	$(388)	$(192)	$627
The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%. The sources of the difference and their tax effects are as follows:

	Year Ended December 31,
	2022	2021	2020
	(in millions)
Expected income tax (expense) benefit	$(417)	$(273)	$291
Non-taxable investment income	50	79	91
Tax audit interest	(13)	(14)	(8)
Tax settlements/uncertain tax position release	—	—	231
Tax credits	17	28	21
Deferred tax adjustment	(21)	—	—
Other	(4)	(12)	1
Income tax (expense) benefit	$(388)	$(192)	$627
During the fourth quarter of 2020, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2010 through 2013 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $231 million.
The components of the net deferred income taxes are as follows:

	December 31,
	2022		2021
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$62	$—	$46	$—
Net operating loss and credits	505	—	732	—
Reserves and reinsurance	986	—	2,072	—
DAC	—	789	—	752
Unrealized investment gains (losses)	1,910	—	—	500
Investments	451	—	—	18
Other	108	—	31	—
Valuation allowance	(1,489)	—	—	—
Total	$2,533	$789	$2,881	$1,270
During the fourth quarter of 2022, the Company established a valuation allowance of $1.5 billion against its deferred tax assets related to unrealized capital losses in the available for sale securities portfolio. When assessing recoverability, the Company considers its ability and intent to hold the underlying securities to recovery. The recent increase in interest rates caused the portfolio to swing to an unrealized loss position. Due to the potential need for liquidity in a macro stress environment, the Company does not currently have the intent to hold the underlying securities to recovery. Based on all available evidence, as of December 31, 2022, the Company concluded that a valuation allowance should be established on the deferred tax assets related to unrealized tax capital losses, net of realized capital gains, that are not more-likely-than-not to be realized.
The Company has Federal net operating loss carryforwards of $2.3 billion and $3.4 billion for the years ending December 31, 2022 and December 31, 2021, respectively which do not expire.
A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2022	2021	2020
	(in millions)
Balance at January 1,	$295	$281	$297
Additions for tax positions of prior years	—	17	229
Reductions for tax positions of prior years	—	(3)	(250)
Additions for tax positions of current year	—	—	—
Settlements with tax authorities	—	—	5
December 31,	$295	$295	$281

Unrecognized tax benefits that, if recognized, would impact the effective rate	$43	$43	$47
The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits as of December 31, 2022 and 2021 were $61 million and $47 million, respectively. For 2022, 2021 and 2020, respectively, there were $13 million, $14 million and $(21) million in interest expense (benefit) related to unrecognized tax benefits.
It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.
As of December 31, 2022, tax years 2014 and subsequent remain subject to examination by the IRS.